Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Net revenues	SFr 22,686	SFr 20,820	SFr 20,965
Total operating expenses	17,969	17,719	19,202
Compensation and benefits	9,105	8,864	9,964
General and administrative expenses	7,588	7,068	SFr 7,413
Retained Earnings (Accumulated Deficit)	13,492	10,179
Accumulated Other Comprehensive Income (Loss), Net of Tax	(17,546)	SFr (14,840)
Assets and Liabilities, Lessee [Abstract]
Operating Lease, Right-of-Use Asset	2,240
Operating Lease, Liability	SFr 2,388